Share capital and share-based compensation (Tables)	3 Months Ended
Mar. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Outstanding Shares
The changes in the Company’s outstanding common shares were as follows:

	Three months ended		Year ended
	March 31, 2023		December 31, 2022
	Number of shares (in millions)	Capital Stock	Number of shares (in millions)	Capital Stock
Balance, beginning of the period	176.1	$772.4	163.2	$672.1
Exercise of RSUs	0.4	3.0	0.3	4.1
Exercise of stock options	—	—	1.6	0.5
Exercise of warrants (Note 12)	—	—	5.7	46.0
Issuance of shares to LG Energy Solution, Ltd. and LG Chem, Ltd.	—	—	5.3	49.7
Balance, end of the period	176.5	$775.4	176.1	$772.4

Summary of number and weighted average exercise prices of stock options
A summary of stock option activities is as follows:

For the three months ended March 31,		2023		2022
$ millions, except number of options	Number of stock options	Weighted average exercise price of stock options	Number of stock options	Weighted average exercise price of stock options
Balance, beginning of the period	4,368,732	$4.58	5,328,279	$2.88
Granted	1,075,127	5.77	687,993	7.61
Exercised	(45,000)	0.37	(190,595)	1.17
Forfeited	(80,676)	10.30	—	—
Balance, end of the period	5,318,183	4.77	5,825,677	3.49
Exercisable stock options	3,306,276	3.18	4,363,040	1.50
A summary of the outstanding stock options is as follows:

As of March 31,				2023
Plan	Range of exercise prices	Number of stock options	Weighted-average remaining contractual life (years)	Expiration year
Legacy Plans	$ 0.02-2.15	2,508,675	4.37	April 2023 - February 2031
LTIP Plans	5.77-13.20	2,809,508	9.07	August 2031 - January 2033
		5,318,183

Summary of assumptions used in stock option pricing	The assumptions used in the stock option pricing model for the grants during the three months ended March 31, 2023 were as follows:

Risk free interest rate	3.6%
Expected life of options	6 years
Expected dividend yield	0.0%
Expected stock price volatility	59%
Expected forfeiture rate	0.15%

Summary of restricted stock unit activity
A summary of RSU activities is as follows:

For the three months ended March 31,		2023		2022
$ millions, except number of RSUs	Number of RSUs	Weighted average share price on grant date	Number of RSUs	Weighted average share price on grant date
Balance, beginning of the period	2,000,680	8.69	938,752	11.47
Granted	1,927,351	5.77	1,167,986	7.84
Exercised	(378,190)	7.82	—	—
Forfeited	(71,518)	9.20	(1,645)	7.74
Balance, end of the period	3,478,323	7.16	2,105,093	9.46